Restructuring - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Dec. 31, 2016 Installments
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 2.7
Number of installments | Installments		2
Restructuring description		Employees entitled to the retention must remain employed with the Company in good standing for at least 6 months after each installment payment.
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1.2
Retention Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1.5